                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              Form 13F Cover Page


Report for the Calendar Year or Quarter Ended    March 31, 2003
                                                 --------------


Check here if Amendment   [ ]           Amendment Number :
                                                             ----------

   This Amendment (Check only one):  [ ]  is a restatement

                                     [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:    28-2610
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          -----------------------------
Title:    President of General Partner
          -----------------------------
Phone:    (203) 861-4600
          -----------------------------

Signature, Place, and Date of Signing:

     /s/ William C. Crowley          Greenwich, CT               May 14, 2003
  -----------------------------      -------------------        --------------
        (Signature)                     (City, State)              (Date)

Report Type ( Check only one):

 [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                         NONE
Form 13F Information Table Entry Total:                     12
Form 13F Information Table Value Total:             $3,794,362
                                                 (in thousands)


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F Information Table

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.       Common     053332-10-2     703,678   10,241,275    SH            DEFINED               10,241,275

Autozone Inc.       Common     053332-10-2   1,022,914   14,887,425    SH             SOLE                 14,887,425

AutoNation, Inc.    Common     05329W-10-2     253,416   19,875,730    SH            DEFINED               19,875,730

AutoNation, Inc.    Common     05329W-10-2     722,351   56,655,012    SH             SOLE                 56,655,012

Deluxe Corp.        Common     248019-10-1     206,691    1,672,056    SH            DEFINED                1,672,056

Deluxe Corp.        Common     248019-10-1      28,747    4,194,814    SH             SOLE                  4,194,814

Footstar Inc.       Common     344912-10-0       3,830      455,938    SH            DEFINED                  455,938

Footstar Inc.       Common     344912-10-0      18,381    2,188,262    SH             SOLE                  2,188,262

Payless
 ShoeSource Inc.    Common     704379-10-6      13,292      849,360    SH            DEFINED                  849,360

Payless
 ShoeSource Inc.    Common     704379-10-6      69,997    4,472,640    SH             SOLE                  4,472,640

Sears, Roebuck
 & Co.              Common     812387-10-8     108,488    4,492,266    SH            DEFINED                4,492,266

Sears, Roebuck
 & Co.              Common     812387-10-8     642,577   26,607,734    SH             SOLE                 26,607,734






PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.